Exempt Party-in-Interest Transactions (Details) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares
Exempt Party-in-Interest Transactions [Line Items]
Dividends	$ 31,911,370
Fastenal Company common stock
Exempt Party-in-Interest Transactions [Line Items]
Number of Units (in shares) | shares	7,888,493	7,930,834
Stock split conversion ratio		2
Purchases	$ 51,353,932
Selling price	53,356,148
Dividends	$ 6,869,846